                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-2802

                 ----------------------------------------------

                                UBS Cashfund Inc.

 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               51 West 52nd Street, New York, New York 10019-6114
 ------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 David M. Goldenberg
                      UBS Global Asset Management (US) Inc.
                               51 West 52nd Street
                             New York, NY 10019-6114
                     (Name and address of agent for service)

                                    Copy to:
                              Jack W. Murphy, Esq.
                                   Dechert LLP
                               1775 I Street, N.W.
                            Washington, DC 20006-2401


        Registrant's telephone number, including area code: 212-882 5000

Date of fiscal year end:  March 31

Date of reporting period:  March 31, 2004

ITEM 1.  REPORTS TO STOCKHOLDERS.

[UBS GLOBAL ASSET MANAGEMENT LOGO]

UBS CASHFUND INC.
ANNUAL REPORT
MARCH 31, 2004

NOTICE TO SHAREHOLDERS: UBS Global Asset Management (US) Inc.
("UBS Global AM") serves as the sub-advisor and sub-administrator to the Fund pursuant to sub-advisory and sub-administration contracts between UBS Financial Services Inc. and UBS Global AM. UBS Financial Services Inc. (not the Fund) pays UBS Global AM a fee. Prior to March 1, 2004, the contracts provided for a fee to be paid at an annual rate of 20% of the fee paid by the Fund to UBS Financial Services Inc. under UBS Financial Services Inc.'s advisory contract with the Fund. Effective March 1, 2004, the fee rate was changed. As a result, the older contracts were replaced by new sub-advisory and sub-administration contracts. Under the new agreements, UBS Financial Services Inc. pays UBS Global AM at the annual rate of 0.08% of a Fund's average daily net assets. This change does not increase any fees paid by the Fund's shareholders but rather represents a reallocation between UBS Financial Services Inc. and its affiliate UBS Global AM. (If you would like more information regarding the pre-March 1, 2004 fee rates, please see the section captioned "Investment Advisor and Administrator" in the Notes to the Financial Statements included in this report.)

UBS CASHFUND INC.

May 14, 2004

DEAR SHAREHOLDER,

We present you with the annual report for UBS Cashfund Inc. for the 12 months ended March 31, 2004.

PERFORMANCE

Given that short-term interest rates were low over the 12-month period, the yields available from money market instruments were also low. UBS Cashfund Inc.'s (the "Fund") seven-day current yield as of March 31, 2004, was 0.55%, compared with 0.47% for the period ended September 30, 2003. (For more information on the Fund's performance, refer to Performance At A Glance on page 4.)

AN INTERVIEW WITH PORTFOLIO MANAGER MICHAEL H. MARKOWITZ

Q. CAN YOU DESCRIBE THE ECONOMIC ENVIRONMENT DURING THE FISCAL YEAR?

A. During the reporting period, the US economy continued to gain momentum, fueled by the combined effects of ongoing military spending, an increase in exports, and robust consumer and business spending. Gross domestic product
   (GDP) figures confirmed the economy's growth: Second quarter 2003 GDP came in at 3.3%, up from 1.4% in the prior quarter, followed by a third quarter 2003 GDP figure of 8.2%. This number, far higher than anticipated, was the sharpest recorded advance of GDP since 1984. At 4.1%, fourth quarter GDP was significantly lower than expected, but still viewed as a solid gain.

   While first quarter 2004 GDP figures have yet to be released, the economy appears to be moving forward at a strong pace. With the exception of the job market, which has been slow to recover, most areas of the economy are expanding, while overall inflation remains benign.

Q. HOW DID THE FEDERAL RESERVE BOARD (THE "FED") REACT IN THE ECONOMIC ENVIRONMENT?

A. During the period, the Fed held rates steady, as it has since lowering short-term interest rates to 1.00% on June 25, 2003. However, at its May 4, 2004 meeting (after period end), there was a clear shift in the Fed's stance, when, in its official statement, it noted, "policy accommodation can be removed at a

[SIDE NOTE]

UBS CASHFUND INC.

INVESTMENT GOAL:
Current income, stability of principal and high liquidity.

PORTFOLIO MANAGER:
Michael H. Markowitz
UBS Global Asset
Management (US) Inc.

COMMENCEMENT:
January 20, 1978

DIVIDEND PAYMENTS:
Monthly
   pace that is likely to be measured." Many viewed this as an indication that the Fed could raise rates as early as its next meeting in June.

Q. HOW DID YOU MANAGE THE FUND IN THIS ENVIRONMENT?

A. Throughout the reporting period, we continued to employ a "barbell" strategy, whereby we purchased securities at both ends of the maturity spectrum. Our longer-term securities--with maturities up to one year--were used to lock in higher yields as interest rates fell, while our shorter-term securities--typically with maturities of one month or less--provided liquidity. This strategy was beneficial because it allowed us to generate incremental yield compared with a more "laddered" approach, wherein a portfolio is spread out among all maturity levels.

   As always, we focused on emphasizing quality and liquidity in the Fund. Most notably, this focus involved shifting more of the Fund's holdings into commercial paper, as spreads in these investments grew more attractive in the healthier credit environment that characterized the period. At period end, commercial paper was the largest position in the Fund. We also added a position in repurchase agreements, in an effort to increase the Fund's overall level of diversification.

Q. WHAT IS YOUR OUTLOOK FOR THE ECONOMY, AND HOW DO YOU ANTICIPATE STRUCTURING THE PORTFOLIO GOING FORWARD?

A. Looking ahead, we are fairly positive with regard to growth prospects for the economy. However, the extent to which growth occurs could depend on a major contingency: job growth. Although the economy appears to be on solid footing, it has not yet triggered a significant increase in jobs. With approximately 70% of the economy driven by the consumer, continued high unemployment could hurt consumer confidence and temper economic expansion in 2004.

   Given the current environment, we expect to continue employing a barbell strategy in order to lock in higher rates. Maintaining a high-quality portfolio is of paramount importance, as we seek to meet our investment goal of providing current income consistent with preservation of capital and liquidity.

As always, our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS funds,* please contact your financial advisor or visit us at www.ubs.com/globalam-us.

Sincerely,


/s/ Joseph A. Varnas                    /s/ Michael H. Markowitz

JOSEPH A. VARNAS                        MICHAEL H. MARKOWITZ
PRESIDENT                               PORTFOLIO MANAGER
UBS Cashfund Inc.                       UBS Cashfund Inc.
MANAGING DIRECTOR                       MANAGING DIRECTOR
UBS Global Asset Management (US) Inc.   UBS Global Asset Management (US) Inc.


This letter is intended to assist shareholders in understanding how the Fund performed during the fiscal year ended March 31, 2004, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances, and they do not guarantee the future performance of the markets or the Fund. We encourage you to consult your financial advisor regarding your personal investment program.

* Mutual funds are sold by prospectus only. The prospectus contains more complete information regarding investment objectives, risks, charges and expenses, and should be read carefully before investing.

PERFORMANCE AT A GLANCE

PERFORMANCE             3/31/04                          9/30/03                                       3/31/03
---------------------------------------------------------------------------------------------------------------
Seven-Day
Current Yield *            0.55%                            0.47%                                         0.70%

CHARACTERISTICS         3/31/04                          9/30/03                                       3/31/03
---------------------------------------------------------------------------------------------------------------
Weighted Average
Maturity**              54 days                          38 days                                       45 days
Net Assets (bln)        $   4.7                          $   6.6                                       $   7.3

SECTOR ALLOCATION***    3/31/04                          9/30/03                                       3/31/03
---------------------------------------------------------------------------------------------------------------
Commercial Paper           64.5%  Commercial Paper          52.2%  Commercial Paper                       46.2%
U.S. Government &                 U.S. Government &                U.S. Government &
Agency Obligations         22.9   Agency Obligations        35.4   Agency Obligations                     39.4
Certificates of Deposit     7.6   Certificates of Deposit    5.1   Money Market Funds                      5.0
Short-Term                                                         Short-Term
Corporate Obligations       4.9   Bank Notes                 3.7   Corporate Obligations                   4.3
Repurchase Agreements       3.0   Money Market Funds         2.2   Certificates of Deposit                 2.7
                                  Short-Term
Bank Notes                  1.4   Corporate Obligations      1.5   Bank Notes                              2.4
Money Market Funds          0.2   Repurchase Agreements       --   Repurchase Agreements                    --
Liabilities in Excess             Liabilities in Excess            Other Assets in Excess
of Other Assets            (4.5)  of Other Assets           (0.1)      of Liabilities                      0.0
TOTAL                     100.0%                           100.0%                                        100.0%
--------------------------------------------------------------------------------------------------------------

* Yields will fluctuate. Performance data quoted represent past performance. Past performance does not guarantee future results.
** The Fund is actively managed and its weighted average maturity will differ over time.
*** Weightings represent percentages of net assets as of the dates indicated. The Fund's portfolio is actively managed and its composition will vary over time.

UBS CASHFUND INC.

STATEMENT OF NET ASSETS -- MARCH 31, 2004

PRINCIPAL
  AMOUNT                                                              MATURITY      INTEREST
  (000)                                                                 DATES         RATES                VALUE
----------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS--22.88%

$   100,000   U.S. Treasury Bills(1)                                 04/08/04 to   0.970 to
                                                                     04/29/04      1.005@%           $      99,951,486
    209,000   Federal Farm Credit Bank                               04/01/04      1.020 to
                                                                                   1.035*                  209,000,000
     40,000   Federal Home Loan Bank                                 03/08/05      1.500                    40,000,000
    160,000   Federal Home Loan Bank                                 04/01/04 to   0.995 to
                                                                     04/02/04      1.051*                  159,958,025
     50,000   Federal Home Loan Bank                                 04/16/04      0.980@                   49,979,583
     50,000   Federal Home Loan Mortgage Corp.                       03/01/05      1.420                    50,000,000
     75,000   Federal Home Loan Mortgage Corp.                       06/08/04      0.990@                   74,859,750
    110,000   Federal National Mortgage Association                  11/09/04 to
                                                                     03/29/05      1.400                   110,000,000
    115,000   Federal National Mortgage Association                  04/01/04      1.003*                  114,985,967
    104,780   Federal National Mortgage Association                  12/10/04 to   1.080 to
                                                                     12/15/04      1.150@                  103,951,721
     68,000   Student Loan Marketing Association                     04/06/04      1.021*                   67,999,779
Total U.S. Government and Agency Obligations
  (cost--$1,080,686,311)                                                                                 1,080,686,311
----------------------------------------------------------------------------------------------------------------------

BANK NOTES--1.38%

  BANKING-U.S.--1.38%
     65,000   Wells Fargo Bank NA
               (cost--$65,000,000)                                   04/01/04      1.030*                   65,000,000

CERTIFICATES OF DEPOSIT--7.64%

  BANKING NON-U.S.--5.88%
     70,000   Deutsche Bank AG                                       04/08/04      1.070                    70,000,000
     73,000   Fortis Bank NV                                         03/04/05      1.025                    72,979,686
    135,000   Natexis Banque Populaires                              04/06/04 to   1.040 to
                                                                     04/15/04      1.070                   134,999,742
                                                                                                           277,979,428
  BANKING U.S.--1.76%
     48,000   Societe Generale                                       04/05/05      1.018                    47,989,119
     35,000   Wells Fargo Bank NA                                    04/12/04      1.020                    35,000,000
                                                                                                            82,989,119
Total Certificates of Deposit (cost--$360,968,547)                                                         360,968,547
----------------------------------------------------------------------------------------------------------------------

PRINCIPAL
  AMOUNT                                                              MATURITY      INTEREST
  (000)                                                                 DATES         RATES                VALUE
----------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER@--62.44%

  ASSET BACKED-AUTO & TRUCK--1.07%
$    50,700   New Center Asset Trust                                 04/21/04 to
                                                                     04/26/04      1.020%            $      50,669,853
  ASSET BACKED-BANKING--3.03%
    143,293   Atlantis One Funding Corp.                             04/15/04 to
                                                                     06/18/04      1.030                   142,988,403
  ASSET BACKED-FINANCE--1.90%
     90,000   Dorada Finance, Inc.                                   04/20/04 to   1.020 to
                                                                     06/02/04      1.045                    89,935,152
  ASSET BACKED-MISCELLANEOUS--15.89%
    102,059   Barton Capital Corp.                                   04/05/04 to   1.020 to
                                                                     05/13/04      1.030                   102,017,767
    131,481   Falcon Asset Securitization Corp.                      04/15/04 to
                                                                     06/15/04      1.030                   131,312,021
     40,077   Giro Funding U.S. Corp.                                04/02/04      1.050                    40,075,831
     77,000   Giro Multi-Funding Corp.                               04/20/04      1.030                    76,958,142
    124,554   Old Line Funding Corp.                                 04/15/04 to   1.020 to
                                                                     05/06/04      1.030                   124,463,099
     15,000   Preferred Receivables Funding Corp.                    05/10/04      1.020                    14,983,425
     73,320   Receivables Capital Corp.                              04/14/04 to
                                                                     06/01/04      1.040                    73,211,594
    105,120   ThunderBay Funding                                     04/15/04 to   1.030 to
                                                                     04/20/04      1.040                   105,071,206
     32,413   Triple-A One Funding Corp.                             04/13/04      1.020                    32,401,979
     50,000   Yorktown Capital LLC                                   04/14/04      1.040                    49,981,222
                                                                                                           750,476,286
  BANKING-NON-U.S.--13.41%
     74,100   Bank of Ireland                                        04/05/04 to   1.030 to
                                                                     04/20/04      1.050                    74,080,681
     80,000   Caisse Nationale Des Caisses                           05/04/04 to   1.040 to
                                                                     05/07/04      1.050                    79,919,867
     90,000   Depfa Bank Europe PLC                                  04/14/04 to
                                                                     05/28/04      1.040                    89,915,356
     60,000   HBOS Treasury Services PLC                             04/14/04 to   1.040 to
                                                                     08/31/04      1.085                    59,935,411

PRINCIPAL
  AMOUNT                                                              MATURITY      INTEREST
  (000)                                                                 DATES         RATES                VALUE
----------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER@--(CONTINUED)

  BANKING-NON-U.S.--(CONCLUDED)
$   130,000   Nationwide Building Society                            04/05/04 to   1.040 to
                                                                     05/04/04      1.050%            $     129,909,533
     35,000   Northern Rock PLC                                      06/08/04      1.040                    34,931,244
     50,000   Royal Bank of Scotland PLC                             04/13/04      1.010                    49,983,167
     75,000   Svenska Handelsbanken                                  04/06/04      1.030                    74,989,271
     40,000   Westpac Capital Corp.                                  04/19/04      1.050                    39,979,000
                                                                                                           633,643,530
  BANKING-U.S.--15.64%
     35,000   Alliance & Leicester PLC                               11/19/04      1.150                    34,740,611
     79,000   ANZ (Delaware), Inc.                                   04/20/04 to   1.020 to
                                                                     05/12/04      1.045                    78,936,614
     80,000   Danske Corp.                                           11/19/04      1.155                    79,404,533
     69,296   Deutsche Bank Financial LLC                            04/07/04 to
                                                                     04/14/04      1.030                    69,282,242
    115,000   Dexia Delaware LLC                                     04/15/04 to   1.020 to
                                                                     05/10/04      1.030                   114,908,147
     50,000   ING (US) Funding LLC                                   04/08/04      1.050                    49,989,792
     65,000   National Australia Funding
               (Delaware), Inc.                                      04/05/04      1.020                    64,992,633
     30,000   Nordea North America, Inc.                             05/26/04      1.035                    29,952,563
     30,000   San Paolo IMI U.S. Financial Co.                       04/26/04      1.020                    29,978,750
     86,700   Societe Generale NA, Inc.                              04/02/04      1.090                    86,697,375
    100,300   Toronto-Dominion Holdings USA, Inc.                    05/03/04 to   1.030 to
                                                                     06/15/04      1.045                   100,116,779
                                                                                                           739,000,039
  BROKERAGE--6.07%
     60,000   Bear Stearns Cos., Inc.                                04/12/04      1.020                    59,981,300
    135,000   Citigroup Global Markets                               04/26/04 to   1.020 to
               Holdings, Inc.                                        05/14/04      1.030                   134,865,709
     30,000   Credit Suisse First Boston New York                    06/21/04      1.030                    29,930,475
     62,000   Greenwich Capital Holdings, Inc.                       05/14/04      1.020                    61,924,463
                                                                                                           286,701,947

PRINCIPAL
  AMOUNT                                                              MATURITY      INTEREST
  (000)                                                                 DATES         RATES                VALUE
----------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER@--(CONCLUDED)

  FINANCE-NONCAPTIVE DIVERSIFIED--1.80%
$    85,000   GE Capital International Funding, Inc.                 04/27/04      1.020%            $      84,937,383
  METALS & MINING--0.64%
     30,000   Rio Tinto Ltd.                                         04/08/04      1.010                    29,994,108
  PHARMACEUTICALS--2.31%
    109,300   Aventis SA                                             04/08/04 to   1.000 to
                                                                     05/07/04      1.030                   109,231,185
  UTILITIES--0.68%
     32,000   RWE AG                                                 05/25/04      1.050                    31,949,600
Total Commercial Paper (cost--$2,949,527,486)                                                            2,949,527,486
----------------------------------------------------------------------------------------------------------------------

SHORT-TERM CORPORATE OBLIGATIONS*--4.93%

  ASSET BACKED-FINANCE--1.12%
     53,000   K2 (USA) LLC                                           04/26/04      1.045                    52,995,659
  AUTOMOBILE OEM--0.74%
     35,000   American Honda Finance Corp.                           04/20/04      1.070                    35,000,000
  BANKING-NON-U.S.--1.27%
     60,000   HBOS Treasury Services PLC                             04/01/04      1.086                    60,000,000
  BANKING-U.S.--0.74%
      5,000   Links Finance LLC                                      02/22/05      1.340                     4,995,526
     30,000   Wells Fargo & Co.                                      04/15/04      1.160                    30,000,000
                                                                                                            34,995,526
  FINANCE-NONCAPTIVE DIVERSIFIED--1.06%
     50,000   General Electric Capital Corp.                         04/13/04      1.180                    50,000,000
Total Short-Term Corporate Obligations
  (cost--$232,991,185)                                                                                     232,991,185

PRINCIPAL
  AMOUNT                                                               MATURITY       INTEREST
  (000)                                                                  DATES          RATES             VALUE
----------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT--2.96%
$   140,000   Repurchase Agreement dated 03/31/04
                with Deutsche Bank Securities, Inc.,
                collateralized by $50,675,000
                Federal Home Loan Bank, 2.510%
                due 01/12/07 and $91,819,000
                Federal National Mortgage Association,
                1.003% due 09/10/04;
                (value--$142,800,272); proceeds:
                $140,004,122 (cost--$140,000,000)                    04/01/04      1.060%            $     140,000,000

NUMBER OF
 SHARES
  (000)
----------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS+--0.14%
      3,767   AIM Liquid Assets Portfolio                                          0.970                     3,766,910
      2,967   BlackRock Provident Institutional TempFund                           0.916                     2,966,851
Total Money Market Funds
  (cost--$6,733,761)                                                                                         6,733,761

 PRINCIPAL
  AMOUNT
   (000)
----------------------------------------------------------------------------------------------------------------------
INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED--2.16%

COMMERCIAL PAPER@--2.12%

  BANKING-U.S.--2.12%
$    50,000   ABN-AMRO North America Finance, Inc.                   04/13/04      1.010                    49,955,111
     50,000   National Australia Funding
               (Delaware), Inc.                                      04/08/04      1.010                    49,962,125
Total Commercial Paper (cost--$99,917,236)                                                                  99,917,236

 NUMBER OF
   SHARES                                                                             INTEREST
   (000)                                                                                RATE+             VALUE
----------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUND--0.04%

      2,142   UBS Private Money Market Fund LLC                                    1.002%            $       2,142,264
Total Investments of Cash Collateral From
  Securities Loaned (cost--$102,059,500)                                                                   102,059,500
Total Investments (cost--$4,937,966,790 which
  approximates cost for federal income tax purposes)--104.53%                                            4,937,966,790
Liabilities in excess of other assets--(4.53)%                                                            (213,906,979)
Net Assets (applicable to 4,724,329,869 shares
  outstanding at $1.00 per share)--100.00%                                                           $   4,724,059,811

(1)  Security, or portion thereof, was on loan at March 31, 2004.
* Variable rate securities--maturity dates reflect earlier of reset date or stated maturity date. The interest rates shown are the current rates as of March 31, 2004, and reset periodically.
@    Interest rates shown are the discount rates at date of purchase.
+    Interest rates shown reflect yield at March 31, 2004.
OEM  Original Equipment Manufacturer.

                      Weighted average maturity -- 54 days

                 See accompanying notes to financial statements

STATEMENT OF OPERATIONS

                                                                     FOR THE
                                                                    YEAR ENDED
                                                                  MARCH 31, 2004
--------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest                                                          $   72,271,559
Securities lending income                                                167,740
                                                                      72,439,299
EXPENSES:
Investment advisory and administration fees                           22,232,573
Transfer agency and related services fees                             13,647,820
Reports and notices to shareholders                                      752,722
Insurance expense                                                        637,224
Custody and accounting                                                   636,360
State registration fees                                                  265,956
Professional fees                                                        120,915
Directors' fees                                                          100,573
Other expenses                                                            74,147
                                                                      38,468,290
Net investment income                                                 33,971,009
Net realized gain from investment activities                              27,297
Net increase in net assets resulting from operations              $   33,998,306
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                    FOR THE YEARS ENDED MARCH 31,
                                                               ----------------------------------------
                                                                     2004                   2003
-------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                                          $       33,971,009    $       80,942,040
Net realized gains from investment activities                              27,297               141,467
Net increase in net assets resulting from operations                   33,998,306            81,083,507
DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income                                                 (33,971,009)          (80,942,040)
Net increase (decrease) in net assets from capital
  share transactions                                               (2,575,564,738)          283,925,468
Net increase (decrease) in net assets                              (2,575,537,441)          284,066,935
NET ASSETS:
Beginning of year                                                   7,299,597,252         7,015,530,317
End of year                                                    $    4,724,059,811    $    7,299,597,252

                 See accompanying notes to financial statements

UBS CASHFUND INC.

NOTES TO FINANCIAL STATEMENTS

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

UBS Cashfund Inc. (the "Fund") was incorporated in Maryland on January 20, 1978 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company. Prior to June 9, 2003, the Fund's name was UBS PaineWebber Cashfund, Inc.

In the normal course of business the Fund may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires the Fund's management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

VALUATION AND ACCOUNTING FOR INVESTMENTS AND INVESTMENT INCOME--Investments are valued at amortized cost which approximates market value, unless the Fund's board of directors (the "Board") determines that this does not represent fair value. Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

REPURCHASE AGREEMENTS--The Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller's agreement to repurchase them at an agreed upon date (or upon demand) and price. The Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special "tri-party" custodian or sub-custodian that maintains a separate account for both the Fund and its counterparty. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller's guarantor, if any) becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global Asset Management (US) Inc. ("UBS Global AM"). UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry.

DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

CONCENTRATION OF RISK

The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments, including those particular to a specific industry or region.

INVESTMENT ADVISOR AND ADMINISTRATOR

The Board has approved an Investment Advisory and Administration Contract ("Advisory Contract") with UBS Financial Services Inc., an indirect wholly owned subsidiary of UBS AG, under which UBS Financial Services Inc. serves as investment advisor and administrator of the Fund. In accordance with the Advisory Contract, UBS Financial Services Inc. receives compensation from the Fund, accrued daily and paid monthly equivalent to 0.500% per annum of the Fund's first $500 million of average daily net assets; 0.425% of the next $500 million; 0.390% of the next $500 million; 0.380% of the next $500 million; 0.350% of the next $500 million; 0.345% of the next $1.0 billion; 0.325% of the next $500 million; 0.315% of the next $500 million; 0.300% of the next $500 million; 0.290% of the next $500 million; and 0.280% of average daily net assets in excess of $5.5 billion. At March 31, 2004, the Fund owed UBS Financial Services Inc. $1,527,366 in investment advisory and administration fees. UBS Global AM serves as sub-advisor and sub-administrator to the Fund pursuant to a Sub-Advisory Contract and a Sub-Administration Contract between UBS Financial Services Inc. and UBS Global AM. In accordance with the Sub-Advisory and Sub-Administration Contracts, UBS Financial Services Inc. (not the Fund) pays UBS Global AM for sub-advisory and sub-administration services provided to the Fund. (Effective March 1, 2004, the fee paid by UBS Financial Services Inc. to UBS Global AM pursuant to replacement sub-advisory and sub-administration contracts with respect to the Fund is at an annual rate of 0.08% of the Fund's average daily net assets.)

TRANSFER AGENCY AND RELATED SERVICES FEES

Prior to January 1, 2004, UBS Global AM provided transfer agency related services to the Fund pursuant to a delegation of authority from PFPC, Inc. ("PFPC"), the Fund's transfer agent, and was compensated for these services by PFPC, not the Fund. Effective January 1, 2004, such delegated services are performed by UBS Financial Services Inc. UBS Financial Services Inc. is compensated for these services by PFPC.

For the year ended March 31, 2004, UBS Global AM and UBS Financial Services Inc. received from PFPC, not the Fund, $7,503,629 of the total transfer agency and related services fees paid by the Fund to PFPC.

SECURITIES LENDING

The Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Fund will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. UBS Financial Services Inc. and other affiliated broker-dealers have been approved as borrowers under the Fund's securities lending program. The Fund's lending agent is UBS Securities LLC. UBS Securities LLC (or UBS Financial Services Inc., which provided such service prior to UBS Securities LLC) earned $59,081 in compensation from the Fund for the year ended March 31, 2004. At March 31, 2004, the Fund owed UBS Securities LLC $1,128 in compensation.

At March 31, 2004, the Fund had securities on loan having a market value of $99,951,486. The Fund's custodian held cash investments having an aggregate value of $102,059,500 as collateral for portfolio securities loaned.

OTHER LIABILITIES AND COMPONENTS OF NET ASSETS

At March 31, 2004, payable for investments purchased, dividends payable and other accrued expenses (excluding investment advisory and administration fees payable, securities lending compensation and collateral payable), were $107,943,824, $564,478 and $4,114,877, respectively.

At March 31, 2004, the components of net assets were as follows:

Accumulated paid in capital                                    $   4,723,903,544
Undistributed net investment income                                      128,970
Accumulated net realized gain from investment activities                  27,297
Total net assets                                               $   4,724,059,811
                                                               -----------------

FEDERAL TAX STATUS

The Fund intends to distribute all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, realized capital gains and certain other amounts, if any, the Fund intends not to be subject to federal excise tax.

The tax character of distributions paid to shareholders by the Fund during the fiscal years ended March 31, 2004 and March 31, 2003 was ordinary income.

At March 31, 2004 the components of accumulated earnings on a tax basis was undistributed ordinary income of $720,745.

CAPITAL SHARE TRANSACTIONS

There are 20 billion shares of $0.001 par value authorized shares of common stock. Transactions in shares of common stock, at $1.00 per share, were as follows:

                                                                                FOR THE YEARS ENDED MARCH 31,
                                                                            ------------------------------------
                                                                                  2004                2003
                                                                            ------------------------------------
Shares sold                                                                  19,935,116,602       21,084,831,595
Shares repurchased                                                          (22,544,120,873)     (20,881,728,797)
Dividends reinvested                                                             33,439,533           80,822,670
Net increase (decrease) in shares outstanding                                (2,575,564,738)         283,925,468
                                                                            ------------------------------------

UBS CASHFUND INC.

FINANCIAL HIGHLIGHTS

Selected data for a share of common stock outstanding throughout each year is presented below:

                                                                      FOR THE YEARS ENDED MARCH 31,
                                 -----------------------------------------------------------------------------------------------
                                      2004                2003                2002                2001                2000
                                 -----------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF YEAR              $          1.00     $          1.00     $          1.00     $          1.00     $          1.00
Net investment income                     0.0053              0.0115              0.0282              0.0586              0.0486
Dividends from net
  investment income                      (0.0053)            (0.0115)            (0.0282)            (0.0586)            (0.0486)
NET ASSET VALUE,
  END OF YEAR                    $          1.00     $          1.00     $          1.00     $          1.00     $          1.00
TOTAL INVESTMENT RETURN(1)                  0.53%               1.16%               2.85%               6.02%               4.97%
RATIOS/SUPPLEMENTAL
  DATA:
Net assets,
  end of year (000's)            $     4,724,060     $     7,299,597     $     7,015,530     $     6,789,741     $     6,055,389
Expenses to average
  net assets                                0.60%               0.57%               0.55%               0.56%               0.55%
Net investment income
  to average net assets                     0.53%               1.15%               2.79%               5.85%               4.86%
                                 -----------------------------------------------------------------------------------------------

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

UBS CASHFUND INC.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

The Board of Directors and Shareholders
UBS Cashfund Inc.

We have audited the accompanying statement of net assets of UBS Cashfund Inc. (the "Fund") as of March 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of investments owned as of March 31, 2004 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of UBS Cashfund Inc. at March 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the indicated periods, in conformity with accounting principles generally accepted in the United States.


                                                           /s/ Ernst & Young LLP

New York, New York
May 4, 2004

UBS CASHFUND INC.

SUPPLEMENTAL INFORMATION (UNAUDITED)

BOARD OF DIRECTORS & OFFICERS

The Fund is governed by a Board of Directors which oversees the Fund's operations. Each Director serves an indefinite term of office. Officers are appointed by the Directors and serve at the pleasure of the Board. The table below shows, for each Director and Officer, his or her name, address and age, the position held with the Fund, the length of time served as a Director and Officer of the Fund, the Director's or Officer's principal occupations during the last five years, the number of funds in the UBS fund complex overseen by the Director or for which a person served as an Officer, and other directorships held by the Director or Officer.

The Fund's Statement of Additional Information contains additional information about the Directors and Officers and is available, without charge, upon request by calling 1-800-647 1568.

INTERESTED DIRECTOR

                                               TERM OF
                                             OFFICE+ AND
                              POSITION(S)     LENGTH OF
     NAME, ADDRESS,            HELD WITH         TIME                 PRINCIPAL OCCUPATION(S)
        AND AGE                  FUND           SERVED                  DURING PAST 5 YEARS
----------------------------------------------------------------------------------------------------------
Margo N. Alexander*++; 57   Director         Since 1996     Mrs. Alexander is retired. She was an
                                                            executive vice president of UBS Financial
                                                            Services Inc. (March 1984 to December 2002).
                                                            She was chief executive officer (from
                                                            January 1995 to October 2000), a director
                                                            (from January 1995 to September 2001) and
                                                            chairman (from March 1999 to September 2001)
                                                            of UBS Global AM (formerly known as Mitchell
                                                            Hutchins Asset Management Inc.).

                NUMBER OF
       PORTFOLIOS IN FUND COMPLEX                                     OTHER DIRECTORSHIPS
          OVERSEEN BY DIRECTOR                                          HELD BY DIRECTOR
----------------------------------------------------------------------------------------------------------
Mrs. Alexander is a director or trustee of                  None
16 investment companies (consisting of 35
portfolios) for which UBS Global AM or one
of its affiliates serves as investment
advisor, sub-advisor or manager.

INDEPENDENT DIRECTORS

                                               TERM OF
                                             OFFICE+ AND
                              POSITION(S)     LENGTH OF
     NAME, ADDRESS,            HELD WITH         TIME                 PRINCIPAL OCCUPATION(S)
        AND AGE                  FUND           SERVED                  DURING PAST 5 YEARS
----------------------------------------------------------------------------------------------------------
Richard Q. Armstrong; 68    Director         Since 1996     Mr. Armstrong is chairman and
c/o Willkie, Farr &                                         principal of R.Q.A. Enterprises
Gallagher LLP                                               (management consulting firm)
787 Seventh Avenue                                          (since April 1991 and principal
New York, NY 10019-6099                                     occupation since March 1995).

David J. Beaubien; 69       Director         Since 2001     Mr. Beaubien is retired (since 2003).
84 Doane Road                                               He was chairman of Yankee
Ware, MA 01082                                              Environmental Systems, Inc., a
                                                            manufacturer of meteorological
                                                            measuring systems (since 1991).

Richard R. Burt; 57         Director         Since 1996     Mr. Burt is chairman of Diligence LLC
1275 Pennsylvania                                           (international information and security
Ave., N.W.                                                  firm) and IEP Advisors (international
Washington,                                                 investments and consulting firm).
D.C. 20004

Meyer Feldberg; 62          Director         Since 1990     Mr. Feldberg is Dean and Professor of
Columbia University                                         Management of the Graduate School
101 Uris Hall                                               of Business, Columbia University
New York,                                                   (since 1989).
New York 10027

                 NUMBER OF
        PORTFOLIOS IN FUND COMPLEX                                      OTHER DIRECTORSHIPS
          OVERSEEN BY DIRECTOR                                            HELD BY DIRECTOR
----------------------------------------------------------------------------------------------------------
Mr. Armstrong is a director or trustee of                   None
16 investment companies (consisting
of 35 portfolios) for which UBS Global AM
or one of its affiliates serves as
investment advisor, sub-advisor or
manager.

Mr. Beaubien is a director or trustee of 16                 Mr. Beaubien is also a director of
investment companies (consisting of 35                      IEC Electronics, Inc., a manufacturer
portfolios) for which UBS Global AM                         of electronic assemblies.
or one of its affiliates serves as investment
advisor, sub-advisor or manager.

Mr. Burt is a director or trustee of 16                     Mr. Burt is also a director of Hollinger
investment companies (consisting of 35                      International, Inc. (publishing), HCL
portfolios) for which UBS Global AM                         Technologies, Ltd. (software and
or one of its affiliates serves as investment               information technologies), The Central
advisor, sub-advisor or manager.                            European Fund, Inc., The Germany Fund,
                                                            Inc., IGT, Inc. (provides technology to
                                                            gaming and wagering industry) and
                                                            chairman of Weirton Steel Corp. (makes
                                                            and finishes steel products). He is also a
                                                            director or trustee of funds in the Scudder
                                                            Mutual Funds Family (consisting of 47
                                                            portfolios).

Dean Feldberg is a director or trustee of 30                Dean Feldberg is also a director of Primedia
investment companies (consisting of 49                      Inc. (publishing), Federated Department
portfolios) for which UBS Global AM or one                  Stores, Inc. (operator of department
of its affiliates serves as investment advisor,             stores), Revlon, Inc. (cosmetics), Select
sub-advisor or manager.                                     Medical Inc. (healthcare services) and
                                                            SAPPI, Ltd. (producer of paper).

                                               TERM OF
                                             OFFICE+ AND
                              POSITION(S)     LENGTH OF
     NAME, ADDRESS,            HELD WITH         TIME                 PRINCIPAL OCCUPATION(S)
        AND AGE                  FUND           SERVED                  DURING PAST 5 YEARS
----------------------------------------------------------------------------------------------------------
Carl W. Schafer; 68         Director         Since 1996     Mr. Schafer is president of the Atlantic
66 Witherspoon Street                                       Foundation (charitable foundation)
#1100                                                       (since 1990).
Princeton, NJ 08542

William D. White; 70        Director         Since 2001     Mr. White is retired (since 1994).
P.O. Box 199
Upper Black Eddy,
PA 18972

                NUMBER OF
        PORTFOLIOS IN FUND COMPLEX                                    OTHER DIRECTORSHIPS
            OVERSEEN BY DIRECTOR                                        HELD BY DIRECTOR
----------------------------------------------------------------------------------------------------------
Mr. Schafer is a director or trustee of 16                  Mr. Schafer is also a director of
investment companies (consisting of 35                      Labor Ready, Inc. (temporary employment),
portfolios) for which UBS Global AM or one                  Guardian Life Insurance Company Mutual
of its affiliates serves as investment                      Funds (consisting of 25 portfolios), the
advisor, sub-advisor or manager.                            Harding, Loevner Funds (consisting of
                                                            three portfolios), E.I.I. Realty
                                                            Securities Trust (investment company) and
                                                            Frontier Oil Corporation.

Mr. White is a director or trustee of 16                    None
investment companies (consisting of 35
portfolios) for which UBS Global AM or one
of its affiliates serves as investment
advisor, sub-advisor or manager.

OFFICERS

                                               TERM OF               PRINCIPAL OCCUPATION(S)
                                             OFFICE+ AND              DURING PAST 5 YEARS;
                              POSITION(S)     LENGTH OF              NUMBER OF PORTFOLIOS IN
     NAME, ADDRESS,            HELD WITH         TIME             FUND COMPLEX FOR WHICH PERSON
        AND AGE                  FUND           SERVED                  SERVES AS OFFICER
----------------------------------------------------------------------------------------------------------
W. Douglas Beck*; 37        Vice President   Since 2003     Mr. Beck is an executive director and head of
                                                            mutual fund product management of UBS Global
                                                            AM (since 2002). From March 1998 to November
                                                            2002, he held various positions at Merrill
                                                            Lynch, the most recent being first vice
                                                            president and co-manager of the managed
                                                            solutions group. Mr. Beck is vice president of
                                                            19 investment companies (consisting of 76
                                                            portfolios) for which UBS Global AM or one of
                                                            its affiliates serves as investment advisor,
                                                            sub-advisor or manager.

Thomas Disbrow*; 38         Vice President   Since 2000     Mr. Disbrow is a director and a senior
                            and Assistant                   manager of the mutual fund finance department
                            Treasurer                       of UBS Global AM. Prior to November 1999, he
                                                            was a vice president of Zweig/Glaser
                                                            Advisers. Mr. Disbrow is a vice president and
                                                            assistant treasurer of 16 investment
                                                            companies (consisting of 35 portfolios) for
                                                            which UBS Global AM or one of its affiliates
                                                            serves as investment advisor, sub-advisor or
                                                            manager.

Amy R. Doberman*; 42        Vice President   Since 2000     Ms. Doberman is a managing director and
                            and Secretary                   general counsel of UBS Global AM. From
                                                            December 1997 through July 2000, she was
                                                            general counsel of Aeltus Investment
                                                            Management, Inc. Ms. Doberman is vice
                                                            president and assistant secretary of five
                                                            investment companies (consisting of 44
                                                            portfolios) and vice president and secretary
                                                            of 16 investment companies (consisting of 35
                                                            portfolios) for which UBS Global AM or one of
                                                            its affiliates serves as investment advisor,
                                                            sub-advisor or manager.

                                               TERM OF               PRINCIPAL OCCUPATION(S)
                                             OFFICE+ AND              DURING PAST 5 YEARS;
                              POSITION(S)     LENGTH OF              NUMBER OF PORTFOLIOS IN
     NAME, ADDRESS,            HELD WITH         TIME             FUND COMPLEX FOR WHICH PERSON
        AND AGE                  FUND           SERVED                  SERVES AS OFFICER
----------------------------------------------------------------------------------------------------------
David M. Goldenberg*; 37    Vice President   Since 2002     Mr. Goldenberg is an executive director and
                            and Assistant                   deputy general counsel of UBS Global AM. From
                            Secretary                       2000 to 2002 he was director, legal affairs at
                                                            Lazard Asset Management. Mr. Goldenberg served
                                                            in various capacities, including most recently
                                                            as global director of compliance at SSB Citi
                                                            Asset Management Group from 1996 to 2000. Mr.
                                                            Goldenberg is a vice president and secretary
                                                            of five investment companies (consisting of 44
                                                            portfolios) and a vice president and assistant
                                                            secretary of 16 investment companies
                                                            (consisting of 35 portfolios) for which UBS
                                                            Global AM or one of its affiliates serves as
                                                            investment advisor, sub-advisor or manager.

Michael H. Markowitz**;     Vice President   Since 2001     Mr. Markowitz is a managing director,
39                                                          portfolio manager and head of U.S. short
                                                            duration fixed income of UBS Global AM. He is
                                                            also a managing director and portfolio
                                                            manager of UBS Global Asset Management
                                                            (Americas) Inc., an affiliate of UBS Global
                                                            AM. Mr. Markowitz is a vice president of five
                                                            investment companies (consisting of 23
                                                            portfolios) for which UBS Global AM or one of
                                                            its affiliates serves as investment advisor,
                                                            sub-advisor or manager.

Paul H. Schubert*;          Vice President   Since 1994     Mr. Schubert is an executive director and
41                          and Treasurer                   head of mutual fund services at UBS Global
                                                            AM. Mr. Schubert is treasurer and principal
                                                            accounting officer of three investment
                                                            companies (consisting of 41 portfolios), a
                                                            vice president and treasurer of 17 investment
                                                            companies (consisting of 36 portfolios), and
                                                            treasurer and chief financial officer of one
                                                            investment company (consisting of two
                                                            portfolios) for which UBS Global AM or one of
                                                            its affiliates serves as investment advisor,
                                                            sub-advisor or manager.

                                               TERM OF               PRINCIPAL OCCUPATION(S)
                                             OFFICE+ AND              DURING PAST 5 YEARS;
                              POSITION(S)     LENGTH OF              NUMBER OF PORTFOLIOS IN
     NAME, ADDRESS,            HELD WITH         TIME             FUND COMPLEX FOR WHICH PERSON
        AND AGE                  FUND           SERVED                  SERVES AS OFFICER
----------------------------------------------------------------------------------------------------------
Joseph A. Varnas*; 36       President        Since 2003     Mr. Varnas is a managing director (since
                                                            March 2003), global head of information
                                                            technology and operations (since March 2004)
                                                            and head of product management-Americas
                                                            (since November 2002) of UBS Global AM. He
                                                            was head of technology of UBS Global AM from
                                                            November 2002 to March 2004. From 2000 to
                                                            2001, he was manager of product development
                                                            in Investment Consulting Services at UBS
                                                            Financial Services Inc. Mr. Varnas was a
                                                            senior analyst in the Global Securities
                                                            Research and Economics Group at Merrill Lynch
                                                            from 1995 to 1999. Mr. Varnas is president of
                                                            20 investment companies (consisting of 77
                                                            portfolios) for which UBS Global AM or one of
                                                            its affiliates serves as investment advisor,
                                                            sub-advisor or manager.

Keith A. Weller*; 42        Vice President   Since 1995     Mr. Weller is a director and senior associate
                            and Assistant                   general counsel of UBS Global AM. Mr. Weller
                            Secretary                       is a vice president and assistant secretary
                                                            of 16 investment companies (consisting of 35
                                                            portfolios) for which UBS Global AM or one of
                                                            its affiliates serves as investment advisor,
                                                            sub-advisor or manager.

 * This person's business address is 51 West 52nd Street, New York, New York 10019-6114.
** This person's business address is One North Wacker Drive, Chicago, Illinois 60606.
 + Each Director holds office for an indefinite term. Each Director who has attained the age of seventy-two (72) years will be subject to retirement on the last day of the month in which he or she attains such age. Officers are appointed by the Directors and serve at the pleasure of the Board.
++ Mrs. Alexander is an "interested person" of the Fund as defined in the Investment Company Act by virtue of her former positions with UBS Global AM and/or any of its affiliates.

DIRECTORS

Margo N. Alexander
Richard Q. Armstrong
David J. Beaubien
Richard R. Burt
Meyer Feldberg
Carl W. Schafer
William D. White


PRINCIPAL OFFICERS

Joseph A. Varnas
PRESIDENT
Amy R. Doberman
VICE PRESIDENT AND SECRETARY
Paul H. Schubert
VICE PRESIDENT AND TREASURER
Michael H. Markowitz
VICE PRESIDENT
W. Douglas Beck
VICE PRESIDENT


INVESTMENT ADVISOR AND
ADMINISTRATOR

UBS Financial Services Inc.
1285 Avenue of the Americas
New York, New York 10019-6028


SUB-ADVISOR, SUB-ADMINISTRATOR
AND PRINCIPAL UNDERWRITER

UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, New York 10019-6114

THIS REPORT IS NOT TO BE USED IN CONNECTION WITH THE OFFERING OF SHARES OF THE FUND UNLESS ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS.

(C) 2004 UBS Global Asset Management (US) Inc. All rights reserved.

[UBS LOGO]                                                           Presorted
                                                                      Standard
                                                                    U.S. Postage
                                                                        PAID
                                                                   Smithtown, NY
                                                                    Permit 700

UBS GLOBAL ASSET MANAGEMENT (US) INC.
51 West 52nd Street
New York, NY 10019-6114

ITEM 2.  CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions pursuant to Section 406 of the Sarbanes-Oxley Act of 2002. (The registrant has designated the code of ethics adopted pursuant to Sarbanes-Oxley as a "Code of Conduct" to lessen the risk of confusion with its separate code of ethics adopted pursuant to Rule 17j-1 under the Investment Company Act of 1940, as amended.)

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's Board of Directors has determined that the following persons serving on the registrant's Audit and Contract Review Committee are "audit committee financial experts" as defined in item 3 of Form N-CSR: Richard Q. Armstrong and Carl W. Schafer. Each of Mr. Armstrong and Mr. Schafer is independent as defined in item 3 of Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         (a)  AUDIT FEES:

              For the fiscal years ended March 31, 2004 and March 31, 2003, the aggregate Ernst & Young LLP (E&Y) audit fees for professional services rendered to the registrant are shown in the table below:

                                                     2004                 2003
                                                     ----                 ----
              UBS Cashfund Inc.                 $  65,600            $  80,000

              Fees included in the audit fees category are those associated with the annual audits of financial statements and services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years (e.g., review of portions of 2003 Form N-SAR filing) and registration statement consents.

         (b)  AUDIT-RELATED FEES:

              In each of the fiscal years ended March 31, 2004 and March 31, 2003, the aggregate audit-related fees billed by E&Y for services rendered to the registrant that are reasonably related to the performance of the audits of the financial statements, but not reported as audit fees, are shown in the table below:

                                                   2004*                2003*
                                                   -----                -----
              UBS Cashfund Inc.                 $  3,618             $  8,375

              * Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

              Fees included in the audit-related category are those associated with (1) the reading and providing of comments on the 2003 semiannual financial statements, (2) review of portions of the registrant's semiannual 2003 Form N-SAR filing, (3) review of the consolidated profitability of UBS Global Asset Management (US) Inc. to assist the directors in their annual advisory/administration contract and service/distribution plan reviews for calendar year 2003 and 2002.

              There were no audit-related fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

         (c)  TAX FEES:

              In each of the fiscal years ended March 31, 2004 and March 31, 2003, the aggregate tax fees billed by E&Y for professional services rendered to the registrant is shown in the table below:

                                                   2004*                 2003*
                                                   -----                 -----
              UBS Cashfund Inc.                 $  9,700             $  26,027

              * Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

              Fees included in the tax fees category comprise all services performed by professional staff in the independent accountant's tax division except those services related to the audits. This category comprises fees for review of tax compliance, tax return preparation and excise tax calculations.

              There were no tax fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

         (d)  ALL OTHER FEES:

              In each of the fiscal years ended March 31, 2004 and March 31, 2003, the aggregate fees billed by E&Y for products and services, other than the services reported in Item 4(a)-(c) above, rendered to the registrant is shown in the table below:

                                                  2004                 2003
                                                  ----                 ----
              UBS Cashfund Inc.                   $  0                 $  0

              Fees included in the all other fees category would consist of services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the Funds.

              There were no "all other fees" required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

         (e)  (1)  AUDIT COMMITTEE PRE-APPROVAL POLICIES AND PROCEDURES:

                   The registrant's Audit and Contract Review Committee ("audit committee") has adopted an "Audit and Contract Review Committee Charter (Amended and Restated as of February 11,
                   2004)" (the "charter"). The charter contains the audit committee's pre-approval policies and procedures. Reproduced below is an excerpt from the charter regarding pre-approval policies and procedures:

              The [audit ]Committee shall:

              ...

              2. Pre-approve (a) all audit and permissible non-audit services(2) to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund's independent auditors to UBS Global [Asset Management (US) Inc. ("UBS Global")] and any Covered Service Providers, if the engagement relates directly to the operations and financial reporting of the Fund. In carrying out this responsibility, the Committee shall seek periodically from UBS Global and from the independent auditors a list of such audit and permissible non-audit services that can be expected to be rendered to the Fund, UBS Global or any Covered Service Providers by the Fund's independent auditors, and an estimate of the fees sought to be paid in connection with such services. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to a sub-committee consisting of the Chairperson of the Committee and two other members of the Committee as the Chairperson, from time to time, may determine and appoint, and such sub-committee shall report to the Committee, at its next regularly scheduled meeting after the sub-committee's meeting, its decision(s). From year to year, the Committee shall report to the Board whether this system of pre-approval has been effective and efficient or whether this Charter should be amended to allow for pre-approval pursuant to such policies and procedures as the Committee shall approve, including the delegation of some or all of the Committee's pre-approval responsibilities to other persons (other than UBS Global or the Fund's officers).

                   ----------
                     (2) The Committee will not approve non-audit services that the Committee believes may taint the independence of the auditors. Currently, permissible non-audit services include any professional services (including tax services) that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may NOT include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources;
                     (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

                     Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, UBS Global and any service providers controlling, controlled by or under common control with UBS Global that provide ongoing services to the Fund ("Covered Service

                     Providers") constitutes not more than 5% of the total amount of revenues paid to the independent auditors (during the fiscal year in which the permissible non-audit services are provided) by (a) the Fund, (b) its investment adviser and (c) any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

         (e) (2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

                   AUDIT-RELATED FEES:

                   There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended March 31, 2004 and March 31, 2003 on behalf of the registrant. This includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

                   There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended March 31, 2004 and March 31, 2003 on behalf of the registrant's service providers that relate directly to the operations and financial reporting of the registrant. This includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

                   TAX FEES:

                   There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended March 31, 2004 and March 31, 2003 on behalf of the registrant. This includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

                   There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended March 31, 2004 and March 31, 2003 on behalf of the registrant's service providers that relate directly to the operations and financial reporting of the registrant. This includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

                   ALL OTHER FEES:

                   There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended March 31, 2004 and March 31, 2003 on behalf of the registrant. This includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

                   There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended March 31, 2004 and March 31, 2003 on behalf of the registrant's service providers that relate directly to the operations and financial reporting of the registrant. This includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

         (f) According to E&Y, for the fiscal year ended March 31, 2004, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who are not full-time, permanent employees of E&Y is as follows:

                                                  2004
                                                  ----
              UBS Cashfund Inc.                      0%

         (g) For the fiscal years ended March 31, 2004 and March 31, 2003, the aggregate fees billed by E&Y of $3,182,493 and $2,839,055, respectively, for non-audit services rendered on behalf of the registrant ("covered"), its investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser ("non-covered") that provides ongoing services to the registrant for each of the last two fiscal years of the registrant is shown in the table below:

                                                   2004                 2003
                                                   ----                 ----
              Covered Services                  $    13,318          $    34,402
              Non-Covered Services                3,169,175            2,804,653

         (h) The registrant's audit committee was not required to consider whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
              (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.  [RESERVED BY SEC FOR FUTURE USE. ]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant's Board has established a Nominating Committee. The Nominating Committee will consider nominees recommended by shareholders if a vacancy occurs among those board members who are not "interested persons" as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended. In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating Committee, Mr. Meyer Feldberg, care of the Secretary of the registrant at UBS Global Asset Management (US) Inc., 51 West 52nd Street, New York, New York 10019-6114, and indicate on the envelope "Nominating Committee." The shareholder's letter should state the nominee's name and should include the nominee's resume or curriculum vitae, and must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

ITEM 10.  CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

     (b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

     (a) (1) Code of Ethics as required pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 (and designated by registrant as a "Code of Conduct") is attached hereto as Exhibit EX-99.CODE ETH.

     (a) (2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.CERT.

     (b) Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Cashfund Inc.

By:    /s/ Joseph A. Varnas
       --------------------
       Joseph A. Varnas
       President

Date:  June 9, 2004
       ------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Joseph A. Varnas
       --------------------
       Joseph A. Varnas
       President

Date:  June 9, 2004
       ------------

By:    /s/ Paul H. Schubert
       --------------------
       Paul H. Schubert
       Treasurer

Date:  June 9, 2004
       ------------